Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of amortized costs and fair values of available-for-sale and held-to-maturity securities
Available-for-sale Securities, Due in one year or less, amortized costs	$ 210
Available-for-sale Securities, Due after one year through five years, amortized costs	11,390
Available-for-sale Securities, Due after five years through ten years, amortized costs	1,989
Available-for-sale Securities, Due after ten years, amortized costs	487
Available-for-sale, at fair value	15,246	18,780
Available-for-sale Securities, Mortgage-backed securities, amortized costs	668
Available-for-sale Securities, Amortized Cost Basis, Total	14,744
Available-for-sale Securities, Due in one year or less, fair value	211
Available-for-sale Securities, Due after one year through five years, fair value	11,676
Available-for-sale Securities, Due after five years through ten years, fair value	2,047
Available-for-sale Securities, Due after ten years, fair value	586
Available-for-Sale, Gross Amount, Amortized cost	14,076
Available-for-Sale, Fair value, Gross Amount	14,520
Available-for-sale Securities, Mortgage-backed securities, fair value	726
Available-for-Sale, Amortized Costs	14,744	18,393
Available for sale securities fair value, Total	15,246
Held-to-maturity Securities, Due in one year or less, amortized costs	705
Held-to-maturity Securities, Due after one year through five years, amortized costs	4,406
Held-to-maturity Securities, Due after five years through ten years, amortized costs	1,849
Held-to-maturity Securities, Due after ten years, amortized costs
Held-to-maturity Securities, Mortgage-backed securities, amortized costs
Held-to-maturity Securities, Gross Amount	7,178
Held-to-maturity Securities, Amortized costs, Gross Amount	6,960
Held-to-maturity Securities, amortized costs, Total	6,960
Held-to-maturity Securities, Due in one year or less, fair value	708
Held-to-maturity Securities, Due after one year through five years, fair value	4,478
Held-to-maturity Securities, Due after five years through ten years, fair value	1,992
Held-to-maturity Securities, Due after ten years, fair value
Held-to-maturity Securities, Mortgage-backed securities, fair value
Held-to-maturity Securities, Fair Value, Total	$ 7,178